Litigation (Details) (USD $)	3 Months Ended		12 Months Ended			0 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 27, 2014 defendant	Jun. 30, 2008 defendant jury_trial	Dec. 31, 2014	Sep. 30, 2013
Loss Contingencies [Line Items]
DOL settlement accrual	$ 80,000,000	$ 80,000,000		$ (80,000,000)	$ 80,000,000
After tax charge to earnings for DOL settlement		49,163,000			49,163,000
Import tax examination, liability adjustment from settlement with taxing authority, after tax			21,858,000
Abatement of Alleged Public Nuisance [Member]
Loss Contingencies [Line Items]
Number of additional plaintiffs						2
Trial by Jury, State of Rhode Island [Member]
Loss Contingencies [Line Items]
Number of Jury Trials							2
Number of additional defendants							2
Santa Clara County, California Proceeding [Member]
Loss Contingencies [Line Items]
Amount payable jointly and severally for litigation						1,150,000,000
Titanium Dioxide Antitrust Litigation [Member]
Loss Contingencies [Line Items]
Settlement gain related to litigation settlement								21,420,000
Cost of Sales [Member]
Loss Contingencies [Line Items]
Import tax examination, liability adjustment from settlement with taxing authority									28,711,000
Selling, General and Administrative Expenses [Member]
Loss Contingencies [Line Items]
Import tax examination, liability adjustment from settlement with taxing authority									$ 2,873,000